Consolidated and Combined Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 179,260	$ 40,498	$ 287,484	$ 89,766
Expenses
Compensation and benefits	1,221,565	32,269	1,269,549	64,444
Amortization of intangible assets	21,336	0	21,336	0
General, administrative and other expenses	51,520	15,595	66,380	34,815
Total Expenses	1,294,421	47,864	1,357,265	99,259
Other Income (Loss)
Net losses on retirement of debt	(16,145)	0	(16,145)	0
Interest expense	(5,817)	(5,986)	(11,675)	(11,880)
Change in TRA liability	(1,146)	0	(1,146)	0
Change in warrant liability	(15,300)	0	(15,300)	0
Change in Earnout Securities liability	462,970	0	462,970	0
Total Other Income (Loss)	(501,378)	(5,986)	(507,236)	(11,880)
Income (Loss) Before Income Taxes	(1,616,539)	(13,352)	(1,577,017)	(21,373)
Income tax expense (benefit)	(29,199)	(47)	(29,011)	(93)
Net income (loss) including non-controlling interests	(1,587,340)	(13,305)	(1,548,006)	(21,280)
Net (income) loss attributed to non-controlling interests	1,224,996	862	1,225,076	1,777
Net income (loss)	(362,344)	(12,443)	(322,930)	(19,503)
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Revenues
Management fees, net					$ 194,906	$ 123,957	$ 62,009
Administrative, transaction and other fees					54,909	66,893	59,240
Total Revenues, Net					249,815	190,850	121,249
Expenses
Compensation and benefits					240,731	111,773	59,493
General, administrative and other expenses					67,811	51,710	63,395
Total Expenses					308,542	163,483	122,888
Other Income (Loss)
Interest expense					23,816	6,662	1,128
Income (Loss) Before Income Taxes					(82,543)	20,705	(2,767)
Income tax expense (benefit)					(102)	240	(180)
Net income (loss) including non-controlling interests					(82,441)	20,465	(2,587)
Net (income) loss attributed to non-controlling interests					4,610	2,493	4,635
Net income (loss)					$ (77,831)	$ 22,958	$ 2,048
Management fees, net
Revenues
Revenues	142,135	36,837	236,848	73,684
BDC Part 1 Fees
Revenues
Revenues	36,073	2,424	64,987	6,351
Administrative, transaction and other fees
Revenues
Revenues	$ 37,125	$ 3,661	$ 50,636	$ 16,082